Commitments And Contingencies (Narrative) (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 27, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Lessee leasing arrangements, operating leases, term of contract (up to)		20 years
Rent expense for operating leases		$ 52	$ 46	$ 44
Accrual for legal matters	$ 81	$ 83	$ 43
Product warranty period	90 years